Discontinued Operations - Schedule of Results of Social Proxy (Details) - Discontinued operations [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Results of Social Proxy [Line Items]
Revenues			$ 451
Cost of service	[1]		(448)
Gross profit			3
Research and development expenses			(82)
Sales and Marketing expenses	[2]		(487)
General and administrative expenses			(666)
Intangible assets amortization			(165)
Operating loss			(1,397)
Finance expenses, net
Operating loss from discontinued operations			(1,397)
Income taxes benefit			130
Net loss from discontinued operations	[3]		(1,267)
Loss from disposal/deconsolidation		(6,210)
Net loss for the year		$ (6,210)	$ (1,267)

[1]	Cost of Service for the year ended December 31, 2024 is comprised of Social Proxy’s cost of service and amortization of intangible assets (technology) recognized in connection with the Social Proxy acquisition; see breakdown in the table below.
[2]	Sales and Marketing expenses for the year ended December 31, 2024 is comprised of Social Proxy’s sales and marketing expenses and amortization of intangible assets (technology) recognized in connection with the Social Proxy acquisition; see breakdown in the table below.
[3]	The results of the discontinued operation presented above reflect Social Proxy on a consolidated basis and therefore differ from its stand-alone results. On consolidation, the intangible assets identified in the purchase price allocation (see Note 5) are amortized at the Group level — $134 thousand charged to cost of service and $31 thousand to sales and marketing — and a related deferred tax income of $130 thousand is recognized (see Note 25). The table below reconciles Social Proxy’s stand-alone loss for 2024 to the net loss from discontinued operations presented in these financial statements.